Consolidated Balance Sheets (Q2) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Investments:
Rental properties, net	$ 717,314	$ 735,530	$ 767,738
Cash	32,932	39,647	40,175
Restricted cash	6,801	6,534	7,813
Subtotal - cash and restricted cash	39,733	46,181	47,988
Tenant receivables, net	345	107	73
Due from related parties	9	297	57
Prepaid expenses and other assets	2,937	2,147	2,009
Total assets	760,338	784,262	860,728
Liabilities:
Mortgage notes payable, net	544,473	547,875	573,642
Accounts payable and accrued expenses	10,464	11,502	12,046
Due to related parties	919	432	584
Tenant prepayments	498	634	642
Security deposits	1,578	1,513	1,470
Distributions payable		5,993	8,878
Total liabilities	557,932	567,949	597,262
Stockholders' equity:
Preferred stock (par value $.01, 10,000,000 shares authorized, none issued and outstanding)	0	0	0
Common stock, outstanding	601	600	612
Additional paid-in capital	529,281	528,464	539,493
Accumulated other comprehensive loss	(114)	(189)	(379)
Accumulated deficit	(327,363)	(312,563)	(276,261)
Total stockholders' equity	202,406	216,313	263,466
Total liabilities and stockholders' equity	760,338	784,262	860,728
Convertible Stock
Stockholders' equity:
Common stock, outstanding	1	1	1
Total stockholders' equity	$ 1	$ 1	$ 1